SCHEDULE OF DIGITAL ASSET COST BASIS AND UNREALIZED LOSS ON DIGITAL ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024	Dec. 31, 2023
Goodwill and Intangible Assets Disclosure [Abstract]
Digital asset cost basis	$ 121,935
Digital asset fair value	91,628
Unrealized loss on digital assets	$ 30,307	[1]

[1]	Other segment items for the Flywheel Business are primarily related to cost of revenue, payroll and other costs supporting the Company’s research and development activity, patents and certain expenses that are not easily allocatable to specific functions.